Document and Entity Information	Aug. 26, 2021
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Aug. 26, 2021
Entity Registrant Name	AADI BIOSCIENCE, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38560
Entity Tax Identification Number	61-1547850
Entity Address, Address Line One	17383 Sunset Boulevard
Entity Address, Address Line Two	Suite A250
Entity Address, City or Town	Pacific Palisades
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90272
City Area Code	424
Local Phone Number	473-8055
Entity Information, Former Legal or Registered Name	Aerpio Pharmaceuticals, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AADI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed by Aadi Bioscience, Inc. (f/k/a Aerpio Pharmaceuticals, Inc.), a Delaware corporation (the “Company”), to amend its Current Report on Form 8-K (the “Prior 8-K”) filed with the U.S. Securities and Exchange Commission (the “SEC”) on August 27, 2021, in connection with the consummation on August 26, 2021 of the transactions contemplated by that certain Agreement and Plan of Merger, dated May 16, 2021 (the “Merger Agreement”), by and between the Company, Aspen Merger Subsidiary, Inc. (“Merger Sub”), and Aadi Subsidiary, Inc. (f/k/a Aadi Bioscience, Inc., or “Old Aadi”).The Company is filing this Amendment solely to provide (i) the historical audited financial statements of Old Aadi as of and for the years ended December 31, 2020 and 2019, and the unaudited condensed financial statements as of June 30, 2021 and for the six month periods ended June 30, 2021 and 2020, referred to in Item 9.01(a) below, and (ii) the unaudited pro forma condensed combined financial statements of the Company and Old Aadi as of and for the six month period ended June 30, 2021 and for the year ended December 31, 2020, referred to in Item 9.01(b) below. Except for the foregoing, this Amendment does not modify or update any other disclosure contained in the Prior 8-K. Such financial information was excluded from the Prior 8-K in reliance on the instructions to such items.
Amendment Flag	true
Entity Central Index Key	0001422142
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	9987 Carver Road
Entity Address, Address Line Two	Suite 420
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45242